Related Party Transactions and Balances - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Number of options issued | shares	1,910,000	6,402,000
Share-based compensation expense | $	$ 4,238,000	$ 1,862,000
Members of key management [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of options issued | shares	150,000	3,575,000
Balance payable to key management | $	$ 0	$ 0
Board of director [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of options issued | shares	550,000	1,800,000
Share-based compensation expense | $	$ 1,246,000	$ 601,000